Business Combinations (Tables)	12 Months Ended
Dec. 31, 2018
Micro Lending S.A.U. [member]
Statement [LineItems]
Summary of Acquisition for Class of Assets Acquired and Liabilities Assumed

The amounts recognized as of the date of acquisition for each main class of assets acquired and liabilities assumed are:

Fair Value
Cash and banks deposits	2,783
Government securities	1,353,978
Loans and other financing	136,621
Property, plant and equipment	1,284
Other assests	322
Other financial liabilities and Financing received	(1,437,208)
Miscellaneous obligations	(50,117)
Forecasts	(157)

Net identifiable assets acquired	7,506

Consideration of the acquisition:
- Amount paid net of expenses	620,522
- Escrow account	81,025

Net cash flow used - investment activities	701,547

Goodwill by business combination	694,041

Invertir Online.Com Argentina S.A.U. [member]
Statement [LineItems]
Summary of Acquisition for Class of Assets Acquired and Liabilities Assumed

The amounts recognized as of the date of acquisition for each main class of assets acquired and liabilities assumed are:

Fair Value
Cash and banks deposits	541,320
Government securities	137,138
Property, plant and equipment	853
Other assets	12,377
Intangible assets identified
- Customer relationship	335,889
- Brand Name	95,498
- Software and Technology	32,931
Other financial liabilities and Financing received	(514,067)
Other Liabilities	(55,695)

Net identifiable assets acquired	586,244

Consideration of the acquisition:
- Amount paid net of expenses	1,286,217
- Escrow account	76,194
- Contingent Consideration	105,300

Net cash flow used - investment activities	1,467,711

Goodwill by business combination	881,467